UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.9%

Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.8%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,500	$1,508,385
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	1,250	1,273,925

		$2,782,310

Education — 10.2%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,826,119
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)(2)	12,000	14,167,920
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,722,390
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,457,920
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,090	1,275,311
University of Virginia, 5.00%, 6/1/40	2,650	3,031,997

		$35,481,657

Electric Utilities — 12.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$356,381
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,303,752
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,319,195
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	5,317,066
Indiana Finance Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	9,327,680
Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	7,068,780
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,730,700
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	1,750	1,665,860
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)(2)	9,000	10,094,130

		$44,183,544

General Obligations — 2.7%
California, 6.00%, 4/1/38	$5,750	$6,821,570
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,210	2,647,138

		$9,468,708

Hospital — 20.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,161,672
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,181,470
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	1,120	1,255,005
Harris County, TX, Cultural Education Facilities Finance Corp., (Texas Children's Hospital), 5.50%, 10/1/39(1)	12,300	14,488,908
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,000	3,828,180
Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	2,300	2,801,998

Security	Principal Amount (000's omitted)	Value
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	$1,665	$1,951,263
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,920,136
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,899,936
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,725	3,779,460
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,525,139
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,302,234
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,000	1,095,400
Onondaga Civic Development Corp., NY, (St. Joseph's Hospital Health Center), 5.00%, 7/1/42	1,195	1,222,222
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	1,660	1,821,518
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,569,450
St. Paul, MN, Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	3,750	3,934,762
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	3,150	3,325,235
Tyler, TX, Health Facilities Development Corp., (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,786,515
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	5,308,050

		$70,158,553

Housing — 3.4%
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	$11,205	$11,715,388

		$11,715,388

Industrial Development Revenue — 12.3%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$4,999,350
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,425,370
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	5,000	5,434,900
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,443,340
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	3,420	4,309,029
Gulf Coast, TX, Waste Disposal Authority, (International Paper Co.), (AMT), 6.10%, 8/1/24	2,750	2,759,790
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,500	3,514,350
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	2,088,216
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	631,808
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	1,908,094
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	3,070	3,586,343
Niagara Area Development Corp., NY, (Covanta Energy), 5.25%, 11/1/42	625	639,125
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,377,670
Richland County, SC, (International Paper Co.), (AMT), 6.10%, 4/1/23	380	387,904
Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	205	205,750
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	850	964,266
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	945	1,008,107

		$42,683,412

Security	Principal Amount (000's omitted)	Value
Insured-Other Revenue — 0.5%
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	$1,785	$1,792,693

		$1,792,693

Insured-Special Tax Revenue — 3.8%
Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$253,526
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	3,517,760
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	5,139,900
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	53,125	4,284,531

		$13,195,717

Insured-Transportation — 7.8%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$2,885	$3,250,385
Foothill/Eastern Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/30	4,000	1,448,960
Foothill/Eastern Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	500	160,160
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,520,600
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	15,000	5,445,900
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	10,000	3,687,000
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,798,908
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	4,480	1,248,576
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	1,745	456,981
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/37	4,775	1,105,556

		$27,123,026

Lease Revenue/Certificates of Participation — 3.2%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,464,300
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	7,435	8,712,779

		$11,177,079

Other Revenue — 3.8%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$510	$593,594
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	575	667,828
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	315	366,685
Golden State Tobacco Securitization Corp., CA, 5.30%, 6/1/37	4,430	4,024,434
Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	4,690	4,457,892
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,000	2,235,560
Seminole Tribe, FL, 5.50%, 10/1/24(3)	925	1,007,371

		$13,353,364

Senior Living/Life Care — 4.4%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,522,415
Bexar County, TX, Health Facilities Development Corp., (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,240,740
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	465	529,254
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	925	1,039,691
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	318,609

Security	Principal Amount (000's omitted)	Value
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	$275	$288,929
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,724,914
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	560,810
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,794,528
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	547,771
Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	1,000	1,000,810
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	255	275,629
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	735	798,482
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,684,950

		$15,327,532

Special Tax Revenue — 3.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,825,362
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	3,020	3,391,732
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.50%, 5/1/34	3,020	3,082,816
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	690	807,259
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	665	773,648
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	710	822,528
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	965	1,003,860
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,615	1,899,337

		$13,606,542

Student Loan — 1.6%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$4,760	$5,542,925

		$5,542,925

Transportation — 13.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,365	$1,554,066
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	325	385,356
Central Texas Regional Mobility Authority, 6.00%, 1/1/41	35	41,435
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	5,900	6,373,888
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	350	410,879
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	3,500	4,034,240
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,375	1,523,211
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	30,000	8,515,800
North Texas Tollway Authority, 5.75%, 1/1/38	5,000	5,549,450
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	750	840,712
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	1,450	1,572,612
Route 460 Funding Corp., VA, 0.00%, 7/1/34	955	316,048
Route 460 Funding Corp., VA, 0.00%, 7/1/35	910	283,874
Route 460 Funding Corp., VA, 0.00%, 7/1/36	735	216,568
Route 460 Funding Corp., VA, 0.00%, 7/1/37	840	234,016
Route 460 Funding Corp., VA, 0.00%, 7/1/38	955	250,038
Route 460 Funding Corp., VA, 0.00%, 7/1/39	2,200	542,300
Route 460 Funding Corp., VA, 0.00%, 7/1/40	4,625	1,075,590

Security	Principal Amount (000's omitted)	Value
Route 460 Funding Corp., VA, 0.00%, 7/1/41	$4,970	$1,085,498
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,992,950
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	3,228,409
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,821,446
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	955	1,038,964

		$46,887,350

Water and Sewer — 7.2%
Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,000	$3,679,260
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	815	866,630
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,360	1,470,364
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	617,650
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,698,637
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,000	2,347,360
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	13,572,936

		$25,252,837

Total Tax-Exempt Investments — 111.9% (identified cost $326,728,689)		$389,732,637

Other Assets, Less Liabilities — (11.9)%		$(41,537,297)

Net Assets Applicable to Common Shares — 100.0%		$348,195,340

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2012, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

Texas	15.3%
California	13.3%
Others, representing less than 10% individually	71.4%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 10.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 4.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,262,050.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $1,007,371 or 0.3% of the Trust’s net assets.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	175 U.S. 10-Year Treasury Note	Short	$(23,284,297)	$(23,236,719)	$47,578
3/13	125 U.S. 30-Year Treasury Bond	Short	(18,748,795)	(18,437,500)	311,295

					$358,873

At December 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $358,873.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$280,761,204

Gross unrealized appreciation	$64,851,272
Gross unrealized depreciation	(309,839)

Net unrealized appreciation	$64,541,433

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$389,732,637	$—	$389,732,637
Total Investments	$—	$389,732,637	$—	$389,732,637
Futures Contracts	$358,873	$—	$—	$358,873
Total	$358,873	$389,732,637	$—	$390,091,510

The Trust held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013